Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Registrant Name	PITNEY BOWES INC /DE/
Entity Central Index Key	0000078814